CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 75,004	$ 48,941	$ 105,065
Accounts receivable	2,762	3,600	0
Notes receivable	21,500	21,500	0
Inventory	72,769	72,853	113,174
Prepaids and other current assets	23,629	1,444	13,577
Total Current Assets	195,664	148,338	231,816
Total Assets	195,664	148,338	231,816
Current Liabilities
Accounts payable and accrued liabilities	494,768	295,041	25,188
Accrued interest	45,404	10,086	3,173
Note payable to related party	63,456	63,456	63,456
Convertible notes, net of discount	231,599	51,086	0
Derivative liability	62,520	193,026	0
Total Current Liabilities	897,747	612,695	91,817
Long Term Liabilities
Note payable to shareholder	1,220,550	950,550	735,050
Total Long Term Debt	1,220,550	950,550	735,050
Total Liabilities	2,118,297	1,563,245	826,867
Stockholders' Equity
Common Stock, par value $0.0001 per share, 5,000,000,000 shares authorized, 58,582,469 and 37,428,394 shares issued and outstanding, respectively	7,554	5,858	3,742
Additional paid-in capital	1,111,880	995,638	236,842
Accumulated deficit	(3,047,660)	(2,422,031)	(841,298)
Total Stockholders' Equity	(1,922,633)	(1,414,907)	(595,051)
Total Liabilities and Stockholders' Equity	195,664	148,338	231,816
Undesignated Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	0	0	0
Class A Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	5,593	5,628	$ 5,663
Class B Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 0	$ 0